Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014
Federal statutory income tax rate	$3,865,000	$4,600
State income taxes, net of federal benefit	332,000	400
Permanent items	(2,960,000)	-
Change in valuation allowance	(1,237,000)	(5,000)
	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014
Long-term deferred tax assets:
Federal net operating loss carryforwards	$870,000	$5,000
Equity based compensation	368,000	-
Long-term deferred tax liabilities:
Property, plant and equipment	4,000	-
Valuation allowance	(1,242,000)	(5,000)
Net long-term deferred tax assets	$-	$-